Equity affiliates, other investments and related parties - Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance sheet
Receivables: Debtors and other debtors	$ 706	$ 876	$ 1,144
Loans (excl. loans to equity accounted for affiliates)	135	428	232
Payables: Creditors and other creditors	948	1,324	1,068
Payables: Debts	4	1	1
Statement of income
Sales	4,637	5,408	7,222
Purchases	(10,088)	(13,424)	(15,574)
Financial income	6	13	3
Financial expense	$ 11	$ (6)	$ (5)